Leases (Details) $ in Millions	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($) Option
Leases
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor
Operating lease, right of use assets | $	$ 7.0	$ 7.0		$ 11.7
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Noncurrent	Assets, Noncurrent		Assets, Noncurrent
Operating expenses
Leases
Operating Lease Costs | $	$ 0.3		$ 2.3	$ 3.1
Real estate on lease | Minimum
Leases
Number of options to renew | Option				1
Extension term of lease				5 years
Real estate on lease | Maximum
Leases
Number of options to renew | Option				2
Extension term of lease				10 years